SHARE CAPITAL (Tables)	9 Months Ended
Sep. 30, 2024
SCHEDULE OF STOCK OPTIONS OUTSTANDING

A summary of the stock options outstanding for the nine months ended September 30, 2024 are summarized as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2023	190	4,554.3
Granted during the period	31	6,847.6
Exercised during the period	-	-

Outstanding at December 31, 2023	221	$4,877.3
Granted during the period	201	1,711.9
Cancelled during the period	(376)	3,451

Outstanding at September 30, 2024	46	2,648.6
Exercisable at September 30, 2024	46	$2,648.6

SCHEDULE OF ADDITIONAL STOCK OPTIONS OUTSTANDING

Additional information regarding stock options outstanding as of September 30, 2024, is as follows:

Outstanding		Exercisable
Number of stock options	Weighted average remaining contractual life (years)	Weighted Average Exercise Price	Number of stock options	Weighted Average Exercise Price

46	1.50	$2,648.6	46	$2,648.6

46	1.50	$2,648.6	46	$2,648.6

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS

Details of the fair value of options granted and the assumptions used in the Black-Scholes option pricing model are as follows:

	2024	2023
Weighted average fair value of options granted	$0.57	$1.61
Risk-free interest rate	3.4%	3.76%
Estimated life (in years)	5	5
Expected volatility	108.75%	100.64%
Expected dividend yield	0%	0%